INVESTMENT IN SILVERBACK (Tables)	12 Months Ended
Dec. 31, 2021
Investment property [Abstract]
Disclosure of detailed information about transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [Table Text Block]

	Period ending
	December 31,	December 31,	May 31,
	2021	2020	2020
Opening balance	$1,668,851	$1,516,672	$1,680,288
Income in Silverback for the period	155,453	152,179	75,069
Distribution	(483,846)	-	(238,685)
Ending balance	$1,340,458	$1,668,851	$1,516,672

Disclosure of detailed information about associates [Table Text Block]
	Twelve months ended December 31, 2021	Seven months ended December 31, 2020	Twelve months ended May 31, 2020
Current assets	$138,890	$1,983,260	$363,522
Non-current assets	195,010	1,635,599	2,349,324
Total assets	333,900	3,618,859	2,712,845
Total liabilities	(77,500)	(183,692)	(155,817)
Revenue from stream interest	1,376,715	1,649,612	1,650,490
Depletion	(263,808)	(588,391)	(1,065,514)
Net income and comprehensive income for the period	$1,032,907	$1,014,554	$500,460